Schedule of aging of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Total loans receivable	¥ 4,384,088	¥ 1,341,938
New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	565,152	323,127
Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	3,818,936	1,018,811
1-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	78,216	61,904
1-89 Days Past Due [Member] | New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	23,755	17,546
1-89 Days Past Due [Member] | Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	54,461	44,358
90-119 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	6,067	7,938
90-119 Days Past Due [Member] | New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	1,422	1,668
90-119 Days Past Due [Member] | Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	4,645	6,270
120-149 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	5,188	6,898
120-149 Days Past Due [Member] | New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	1,501	581
120-149 Days Past Due [Member] | Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	3,687	6,317
150-179 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	5,129	4,344
150-179 Days Past Due [Member] | New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	1,427	304
150-179 Days Past Due [Member] | Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	3,702	4,040
Financial Asset, Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	94,600	81,084
Financial Asset, Past Due [Member] | New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	28,105	20,099
Financial Asset, Past Due [Member] | Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	66,495	60,985
Financial Asset, Not Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	4,289,488	1,260,854
Financial Asset, Not Past Due [Member] | New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	537,047	303,028
Financial Asset, Not Past Due [Member] | Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	¥ 3,752,441	¥ 957,826